UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.6% (l)

Common Stocks — 97.5%

Argentina — 0.5%
112	BBVA Banco Frances S.A.	380
7	BBVA Banco Frances S.A. ADR	70
34	Grupo Financiero Galicia S.A. ADR (a)	307
482	Petrobras Energia Participaciones S.A., Class B (a)	528
16	Siderar SAIC, Class A	105
44	Telecom Argentina S.A. ADR (a)	949
232	Tenaris S.A.	5,735
125	Transportadora de Gas del Sur S.A., Class B (a)	184
8	YPF S.A., Class D	360
		8,618

Australia — 3.6%
25	ABC Learning Centres Ltd. (c)	148
28	AGL Energy Ltd. (c)	371
35	Alinta Ltd. (c)	436
80	Alumina Ltd.	493
64	Amcor Ltd.	370
127	AMP Ltd. (c)	1,079
10	Ansell Ltd. (c)	104
20	APN News & Media Ltd.	95
25	Aristocrat Leisure Ltd. (c)	285
38	Asciano Group (a) (c)	308
12	ASX Ltd.	501
130	Australia & New Zealand Banking Group Ltd.	3,122
62	AXA Asia Pacific Holdings Ltd.	381
16	Babcock & Brown Ltd. (c)	379
242	BHP Billiton Ltd. (c)	7,700
12	Billabong International Ltd.	161
51	BlueScope Steel Ltd. (c)	474
42	Boral Ltd. (c)	274
108	Brambles Ltd. (a) (c)	1,014
9	Caltex Australia Ltd. (c)	199
60	Centro Properties Group	399
98	CFS Retail Property Trust	177
25	Challenger Financial Services Group Ltd. (c)	119
37	Coca-Cola Amatil Ltd. (c)	287
4	Cochlear Ltd. (c)	201
80	Coles Group Ltd. (c)	984
91	Commonwealth Bank of Australia (c)	4,177
105	Commonwealth Property Office Fund, Unit (c)	141
36	Computershare Ltd. (c)	301
13	CSL Ltd.	972
62	CSR Ltd. (c)	175
177	DB RREEF Trust	271
21	Downer EDI Ltd. (c)	126

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

84	Fairfax Media Ltd. (c)	345
8	Fortescue Metals Group Ltd. (a)	234
143	Foster's Group Ltd.	713
41	Futuris Corp., Ltd.	84
75	Goodman Fielder Ltd. (c)	161
102	Goodman Group	522
144	GPT Group	548
37	Harvey Norman Holdings Ltd.	167
17	Iluka Resources Ltd. (c)	83
64	ING Industrial Fund, Unit	134
124	Insurance Australia Group Ltd. (c)	596
108	Investa Property Group	268
10	Leighton Holdings Ltd. (c)	321
25	Lend Lease Corp., Ltd. (c)	400
21	Lion Nathan Ltd. (c)	149
48	Macquarie Airports	178
17	Macquarie Bank Ltd. (c)	1,191
20	Macquarie Communications Infrastructure Group (c)	101
187	Macquarie Infrastructure Group (c)	518
129	Macquarie Office Trust, Unit (c)	167
71	Mirvac Group (c)	309
44	Multiplex Group	186
115	National Australia Bank Ltd. (c)	3,734
24	Newcrest Mining Ltd.	494
40	OneSteel Ltd.	229
20	Orica Ltd.	473
61	Origin Energy Ltd. (c)	508
36	Pacific Brands Ltd.	108
39	Paladin Resources Ltd.	232
32	PaperlinX Ltd.	85
3	Perpetual Ltd. (c)	177
31	Publishing & Broadcasting Ltd.	490
69	Qantas Airways Ltd.	336
59	QBE Insurance Group Ltd.	1,483
40	Rinker Group Ltd.	620
20	Rio Tinto Ltd. (c)	1,528
42	Santos Ltd. (c)	473
20	Sonic Healthcare Ltd. (c)	262
101	Stockland	659
65	Suncorp-Metway Ltd.	1,061
45	Symbion Health Ltd.	160
37	TABCORP Holdings Ltd. (c)	511
76	Tattersall's Ltd. (c)	315
202	Telstra Corp., Ltd.	787
38	Toll Holdings Ltd. (c)	454
73	Transurban Group (c)	444
27	Wesfarmers Ltd. (c)	881
113	Westfield Group (c)	1,815
131	Westpac Banking Corp.	2,889
33	Woodside Petroleum Ltd.	1,196

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

85	Woolworths Ltd. (c)	1,957
10	WorleyParsons Ltd. (c)	299
34	Zinifex Ltd.	568
		58,827

Austria — 1.4%
9	Andritz AG	582
2	Bank Austria Creditanstalt AG	423
6	Boehler-Uddeholm AG	617
6	BWIN Interactive Entertainment AG (a) (c)	161
47	Erste Bank der Oesterreichischen Sparkassen AG	3,530
4	Flughafen Wien AG	390
68	IMMOEAST AG (a)	879
132	IMMOFINANZ AG (a) (c)	1,661
4	Mayr Melnhof Karton AG (c)	447
82	Meinl European Land Ltd. AG (a)	1,913
45	OMV AG	2,826
8	Raiffeisen International Bank Holding AG	1,159
9	RHI AG (a)	474
96	Telekom Austria AG	2,348
14	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	700
31	Voestalpine AG (c)	2,546
10	Wiener Staedtische Versicherung AG	703
22	Wienerberger AG (c)	1,506
		22,865

Belgium — 1.7%
17	AGFA-Gevaert N.V.	349
4	Bekaert S.A.	591
22	Belgacom S.A.	896
5	Colruyt S.A.	976
1	Compagnie Maritime Belge S.A.	48
2	Cumerio N.V./S.A.	93
-(h)	D'Ieteren S.A.	161
14	Delhaize Group	1,347
94	Dexia S.A. (c)	2,683
2	Euronav N.V.	56
206	Fortis (c)	8,100
13	Groupe Bruxelles Lambert S.A.	1,530
33	InBev N.V.	2,634
34	KBC Groupe N.V.	4,385
7	Mobistar S.A.	530
1	Omega Pharma S.A.	92
14	Solvay S.A., Class A	2,081
13	UCB S.A. (c)	740
3	Umicore	675
		27,967

Bermuda — 0.1%
9	Frontline Ltd. (c)	436
3	Golar LNG Ltd. (c)	49
56	SeaDrill Ltd. (a) (c)	1,122
		1,607

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Brazil — 0.1%
8,479	Centrais Eletricas Brasileiras S.A.	224
12	Cia Vale do Rio Doce	587
44	Petroleo Brasileiro S.A.	1,421
		2,232

Chile — 0.6%
2,501	Banco Santander Chile S.A.	116
148	Cia de Telecomunicaciones de Chile S.A. ADR	1,386
33	Compania Cervecerias Unidas S.A. ADR	1,237
1,072	Distribucion y Servicio D&S, S.A.	571
24	Embotelladora Andina S.A. ADR	468
446	Empresa Nacional de Electricidad S.A.	652
4	Empresas CMPC S.A.	159
28	Empresas COPEC S.A.	446
202	Enersis S.A. ADR	3,587
979	Masisa S.A.	268
20	Masisa S.A. ADR	270
75	SACI Falabella	382
		9,542

China — 0.4%
61	BYD Co., Ltd., Class H (c)	436
1,030	China Construction Bank Corp., Class H	764
234	China Life Insurance Co. Ltd., Class H	1,009
750	Datang International Power Generation Co., Ltd., Class H (c)	642
128	Foxconn International Holdings Ltd. (a) (c)	366
314	Huaneng Power International, Inc., Class H	355
899	PetroChina Co., Ltd., Class H	1,325
171	Semiconductor Manufacturing International Corp. (a) (c)	22
1,193	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H (a) (c)	483
54	Tencent Holdings Ltd.	246
102	Tingyi Cayman Islands Holding Corp.	120
433	Yanzhou Coal Mining Co., Ltd., Class H	779
659	Zhejiang Expressway Co., Ltd.	747
		7,294

Denmark — 1.3%
-(h)	AP Moeller - Maersk A/S	2,677
3	Bang & Olufsen A/S (c)	345
3	Carlsberg A/S, Class B (c)	415
6	Coloplast A/S, Class B (c)	459
9	Danisco A/S (c)	653
84	Danske Bank A/S	3,553
41	DSV A/S (c)	919
3	East Asiatic Co., Ltd.	180
6	FLSmidth & Co. A/S, Class B	551
42	GN Store Nord (a) (c)	497
10	H Lundbeck A/S	247
9	Jyske Bank A/S (a)	722
3	NKT Holding A/S (c)	310
53	Novo Nordisk A/S, Class B	5,518
4	Novozymes A/S, Class B	425

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

10	Sydbank A/S	482
3	Topdanmark A/S (a)	435
5	TrygVesta A/S (c)	435
32	Vestas Wind Systems A/S (a)	2,115
5	William Demant Holding (a)	461
		21,399

Finland — 0.9%
14	Elisa OYJ, Class A	385
34	Fortum OYJ (c)	1,084
11	Kone OYJ, Class B	709
9	Metso OYJ	589
5	Neste Oil OYJ (c)	178
226	Nokia OYJ	6,456
49	Nokia OYJ ADR	1,395
6	Nokian Renkaat OYJ (c)	189
7	Outokumpu OYJ	228
9	Rautaruukki OYJ	573
28	Sampo OYJ, Class A (c)	853
30	Stora Enso OYJ, Class R	513
7	Tietoenator OYJ (c)	175
40	UPM-Kymmene OYJ	881
8	Wartsila OYJ, Class B (c)	555
18	YIT OYJ	565
		15,328

France — 9.5%
24	Accor S.A.	2,014
5	Aeroports de Paris (c)	604
14	Air France-KLM (c)	611
25	Air Liquide (c)	3,233
289	Alcatel-Lucent (c)	3,375
13	Alstom (c)	2,392
6	Atos Origin S.A. (a)	330
179	AXA S.A.	6,973
99	BNP Paribas	10,892
23	Bouygues S.A. (c)	1,820
10	Business Objects S.A. (a) (c)	430
17	Cap Gemini S.A.	1,118
72	Carrefour S.A. (c)	5,088
6	Casino Guichard Perrachon S.A.	625
37	Cie de Saint-Gobain (c)	4,050
24	Cie Generale d'Optique Essilor International S.A.	1,437
8	CNP Assurances	984
19	Compagnie Generale des Etablissements Michelin, Class B (c)	2,478
76	Credit Agricole S.A. (c)	2,903
8	Dassault Systemes S.A. (c)	456
204	France Telecom S.A.	5,494
20	Gaz de France (c)	915
3	Gecina S.A.	436
56	Groupe Danone (c)	4,098
8	Hermes International	759

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

7	Icade	481
2	Imerys S.A. (c)	239
3	Klepierre	456
27	L'Oreal S.A. (c)	3,132
17	Lafarge S.A. (c)	2,860
18	Lagardere S.C.A. (c)	1,456
29	LVMH Moet Hennessy Louis Vuitton S.A.	3,260
11	M6-Metropole Television (c)	332
3	Neopost S.A.	382
10	PagesJaunes Groupe S.A.	207
11	Pernod-Ricard S.A. (c)	2,306
15	Peugeot S.A. (c)	1,276
8	PPR	1,343
13	Publicis Groupe	559
23	Renault S.A.	3,358
21	Safran S.A. (c)	519
121	Sanofi-Aventis (c)	10,147
25	Schneider Electric S.A. (c)	3,283
7	SCOR SE (c)	170
6	Societe BIC S.A.	467
2	Societe des Autoroutes Paris-Rhin-Rhone (c)	161
43	Societe Generale (c)	7,474
13	Societe Television Francaise 1	418
9	Sodexho Alliance S.A.	611
26	Suez S.A. (c)	1,347
246	Suez S.A. VVPR Strip (a)	3
92	Suez S.A.	4,852
14	Technip S.A.	1,162
12	Thales S.A.	680
27	Thomson	448
260	Total S.A. (c)	20,479
778	Total S.A. VVPR Strip (a)	11
11	Unibail-Rodamco (c)	2,661
4	Unibail-Rodamco	853
7	Valeo S.A.	360
6	Vallourec (c)	1,491
39	Veolia Environnement (c)	2,877
49	Vinci S.A. (c)	3,497
130	Vivendi (c)	5,541
5	Zodiac S.A. (c)	383
		155,057

Germany — 12.6%
37	Adidas AG (c)	2,257
86	Allianz SE	18,353
14	Altana AG	339
12	Arcandor AG (a)	368
98	BASF AG	12,724
142	Bayer AG	10,048
20	Beiersdorf AG	1,414
5	Bilfinger Berger AG	394

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

17	Celesio AG	1,017
123	Commerzbank AG (c)	5,284
24	Continental AG	3,484
180	DaimlerChrysler AG (c)	16,318
102	Deutsche Bank AG (c)	13,832
39	Deutsche Boerse AG	4,538
45	Deutsche Lufthansa AG	1,257
141	Deutsche Post AG (c)	4,129
19	Deutsche Postbank AG	1,491
549	Deutsche Telekom AG (c)	9,433
5	Douglas Holding AG	304
121	E.ON AG (c)	18,955
42	Fresenius Medical Care AG & Co. KGaA	1,993
13	Heidelberger Druckmaschinen AG (c)	656
10	Hochtief AG	1,022
22	Hypo Real Estate Holding AG (c)	1,321
164	Infineon Technologies AG (a) (c)	2,685
19	IVG Immobilien AG (c)	711
25	Linde AG	2,930
22	MAN AG	3,193
13	Merck KGaA	1,620
28	Metro AG (c)	2,200
11	MLP AG (c)	204
43	Muenchener Rueckversicherungs-Gesellschaft AG	7,386
7	Premiere AG (a)	180
2	Puma AG Rudolf Dassler Sport	652
6	Rheinmetall AG (c)	514
88	RWE AG	9,273
7	Salzgitter AG	1,338
172	SAP AG (c)	9,269
166	Siemens AG	20,961
14	Solarworld AG (c)	643
18	Suedzucker AG (c)	342
69	ThyssenKrupp AG	3,838
46	TUI AG (a) (c)	1,283
32	Volkswagen AG (c)	5,751
5	Wincor Nixdorf AG	408
		206,312

Gibraltar — 0.0% (g)
32	PartyGaming plc	19

Greece — 1.5%
101	Alpha Bank AE	3,374
29	Coca Cola Hellenic Bottling Co. S.A.	1,283
26	Cosmote Mobile Telecommunications S.A.	764
65	EFG Eurobank Ergasias S.A.	2,314
1	Emporiki Bank S.A. (a)	19
7	Folli - Follie S.A.	294
25	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	688
24	Hellenic Petroleum S.A.	348
23	Hellenic Technodomiki Tev S.A.	308

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

77	Hellenic Telecommunications Organization S.A.	2,319
22	Intracom S.A. (Greece)	140
84	National Bank of Greece S.A.	4,911
58	OPAP S.A.	1,999
68	Piraeus Bank S.A.	2,403
53	Public Power Corp. S.A.	1,566
17	Titan Cement Co. S.A.	841
37	Viohalco	582
		24,153

Hong Kong — 1.1%
12	ASM Pacific Technology	110
86	Bank of East Asia Ltd. (c)	513
228	BOC Hong Kong Holdings Ltd.	584
85	Cathay Pacific Airways Ltd.	222
93	Cheung Kong Holdings Ltd.	1,307
28	Cheung Kong Infrastructure Holdings Ltd. (c)	100
242	China Mobile Ltd.	2,780
-(h)	China Mobile Ltd. ADR	27
8	Citic Pacific Ltd.	39
81	CLP Holdings Ltd.	546
12	Denway Motors Ltd.	6
64	Esprit Holdings Ltd.	850
94	Giordano International Ltd.	41
126	Hang Lung Properties Ltd. (c)	463
47	Hang Seng Bank Ltd. (c)	743
54	Henderson Land Development Co., Ltd. (c)	389
223	Hong Kong & China Gas Co., Ltd. (c)	518
65	Hong Kong Exchanges & Clearing Ltd. (c)	1,058
86	HongKong Electric Holdings, Ltd.	426
39	Hopewell Holdings	167
87	Hutchison Telecommunications International Ltd.	108
130	Hutchison Whampoa Ltd.	1,384
39	Hysan Development Co., Ltd.	100
90	Johnson Electric Holdings Ltd. (c)	48
34	Kerry Properties Ltd. (c)	241
35	Kingboard Chemicals Holdings Ltd.	193
64	Lenovo Group Ltd.	42
136	Li & Fung Ltd. (c)	472
45	Melco International Development	65
86	MTR Corp.	215
146	New World Development Ltd. (c)	356
64	Noble Group Ltd.	71
13	Orient Overseas International Ltd. (a)	152
247	PCCW Ltd. (c)	151
70	Shangri-La Asia Ltd.	166
116	Shui On Land Ltd.	120
54	Shun TAK Holdings Ltd.	83
86	Sino Land Co.	192
84	Sun Hung Kai Properties Ltd.	1,062
51	Swire Pacific Ltd., Class A	582

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

1	Tan Chong International Ltd.	-(h)
68	Techtronic Industries Co. (c)	80
19	Television Broadcasts Ltd.	127
75	Wharf Holdings Ltd.	311
12	Wing Hang Bank Ltd.	144
37	Yue Yuen Industrial Holdings Ltd. (c)	114
		17,468

Hungary — 0.5%
56	Magyar Telekom Rt.	289
25	MOL Hungarian Oil and Gas Nyrt.	3,890
74	OTP Bank Nyrt.	4,108
2	Richter Gedeon Nyrt.	439
		8,726

India — 0.6%
325	Ambuja Cements Ltd. GDR	1,038
20	Bajaj Auto Ltd. GDR	1,180
13	Grasim Industries Ltd. GDR (e)	969
90	Hindalco Industries Ltd. GDR (e)	379
11	ICICI Bank Ltd. ADR	477
14	Infosys Technologies Ltd.	678
222	ITC Ltd. GDR	912
35	Larsen & Toubro Ltd. GDR	2,155
23	Mahanagar Telephone Nigam ADR	165
47	Ranbaxy Laboratories Ltd. GDR	446
-(h)	Reliance Energy Ltd. GDR (e)	22
8	Reliance Industries Ltd. GDR (e)	703
25	Satyam Computer Services Ltd.	294
96	United Phosphorus Ltd. ADR	732
		10,150

Ireland — 0.9%
84	Allied Irish Banks plc	2,181
138	Bank of Ireland	2,568
42	C&C Group plc	339
30	CRH plc	1,348
47	CRH plc	2,096
-(h)	DCC plc	14
47	Depfa Bank plc	941
43	Elan Corp. plc (a)	801
23	Elan Corp. plc ADR (a)	433
54	Experian Group Ltd.	619
16	Grafton Group plc, Unit (a)	223
21	Iaws Group plc	438
119	Independent News & Media plc	526
51	Irish Life & Permanent plc	1,223
18	Kerry Group plc, Class A	468
22	Kingspan Group plc	524
35	Ryanair Holdings plc (a)	251
4	Total Produce plc (a)	4
		14,997

Israel — 0.6%

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

228	Bank Hapoalim Ltd.	1,070
123	Bank Leumi Le-Israel BM	454
42	Clal Industries and Investments	232
27	ECI Telecom Ltd. (a)	248
-(h)	Elco Holdings Ltd.	-(h)
-(h)	Industrial Buildings Corp.	-(h)
176	Israel Chemicals Ltd.	1,435
-(h)	Israel Corp. Ltd. (The)	226
-(h)	Koor Industries Ltd. (a)	-(h)
13	Koor Industries Ltd. ADR (a)	170
123	Makhteshim-Agan Industries Ltd.	889
85	Migdal Insurance & Financial Holding Ltd.	125
-(h)	Osem Investment Ltd.	-(h)
36	Teva Pharmaceutical Industries Ltd.	1,511
67	Teva Pharmaceutical Industries Ltd. ADR	2,815
		9,175

Italy — 8.2%
76	Alleanza Assicurazioni S.p.A. (c)	959
47	Arnoldo Mondadori Editore S.p.A. (c)	433
303	Assicurazioni Generali S.p.A. (c)	11,897
65	Atlantia S.p.A. (c)	2,190
27	Autogrill S.p.A.	563
264	Banca Monte dei Paschi di Siena S.p.A. (c)	1,679
119	Banca Popolare di Milano Scarl	1,700
89	Banco Popolare Scarl (a) (c)	2,201
26	Benetton Group S.p.A.	424
46	Bulgari S.p.A.	663
423	Capitalia S.p.A.	3,986
77	Edison S.p.A. (c)	239
1,131	Enel S.p.A. (c)	11,676
677	ENI S.p.A.	23,705
181	Fiat S.p.A. (c)	5,310
69	Finmeccanica S.p.A.	2,078
17	Fondiaria-Sai S.p.A.	788
59	Gruppo Editoriale L'Espresso S.p.A. (c)	311
1,987	Intesa Sanpaolo S.p.A.	15,033
219	Intesa Sanpaolo S.p.A.	1,559
19	Italcementi S.p.A. (c)	522
9	Lottomatica S.p.A.	343
33	Luxottica Group S.p.A. (c)	1,204
185	Mediaset S.p.A. (c)	1,926
131	Mediobanca S.p.A. (c)	2,752
70	Mediolanum S.p.A. (c)	524
408	Parmalat S.p.A.	1,449
664	Pirelli & C S.p.A. (a)	749
1,028	Seat Pagine Gialle S.p.A. (c)	570
70	Sirti S.p.A.	250
214	Snam Rete Gas S.p.A. (c)	1,181
808	Telecom Italia Media S.p.A. (a) (c)	287
3,320	Telecom Italia S.p.A.	8,886

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

1,476	Telecom Italia S.p.A. RNC	3,185
254	Terna Rete Elettrica Nazionale S.p.A.(c)	863
59	Tiscali S.p.A. (a)	178
1,470	UniCredito Italiano S.p.A.	12,468
576	UniCredito Italiano S.p.A. (c)	4,848
162	Unione Di Banche Italiane Scpa	4,001
		133,580

Japan — 20.4%
35	77 Bank Ltd. (The)	229
-(h)	Access Co., Ltd. (a) (c)	58
7	Acom Co., Ltd. (c)	248
7	Aderans Co., Ltd. (c)	133
16	Advantest Corp. (c)	620
68	Aeon Co., Ltd.	1,085
8	Aeon Credit Service Co., Ltd. (c)	108
8	Aiful Corp. (c)	208
27	Aisin Seiki Co., Ltd.	1,077
85	Ajinomoto Co., Inc. (c)	1,024
2	Alfresa Holdings Corp.	116
68	All Nippon Airways Co., Ltd.	257
22	Alps Electric Co., Ltd. (c)	216
38	Amada Co., Ltd.	445
3	Amano Corp.	40
1	Anritsu Corp.	4
4	Aoyama Trading Co., Ltd.	111
5	Arrk Corp.	44
57	Asahi Breweries Ltd.	818
105	Asahi Glass Co., Ltd.	1,411
125	Asahi Kasei Corp.	896
4	Asatsu-DK, Inc. (c)	132
14	Asics Corp. (c)	191
61	Astellas Pharma, Inc.	2,502
2	Autobacs Seven Co., Ltd.	70
28	Bank of Kyoto Ltd. (The) (c)	378
161	Bank of Yokohama Ltd. (The)	1,119
5	Benesse Corp. (c)	163
76	Bridgestone Corp.	1,601
6	Canon Marketing Japan, Inc.	116
119	Canon, Inc.	6,305
24	Casio Computer Co., Ltd. (c)	361
11	Central Glass Co., Ltd. (c)	61
-(h)	Central Japan Railway Co.	1,810
85	Chiba Bank Ltd. (The)	714
15	Chiyoda Corp. (c)	296
78	Chubu Electric Power Co., Inc. (c)	1,950
28	Chugai Pharmaceutical Co., Ltd. (c)	479
2	Circle K Sunkus Co., Ltd. (c)	41
42	Citizen Holdings Co., Ltd.	391
6	Coca-Cola West Japan Co., Ltd.	119
8	COMSYS Holdings Corp.	89

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

16	Credit Saison Co., Ltd.	397
7	CSK Holdings Corp.	210
82	Dai Nippon Printing Co., Ltd.	1,208
31	Daicel Chemical Industries Ltd. (c)	209
32	Daido Steel Co., Ltd. (c)	231
9	Daifuku Co., Ltd.	111
81	Daiichi Sankyo Co., Ltd.	2,233
25	Daikin Industries Ltd.	988
20	Daimaru, Inc. (c)	226
68	Dainippon Ink and Chemicals, Inc.	265
17	Dainippon Screen Manufacturing Co., Ltd.	125
13	Daito Trust Construction Co., Ltd.	662
59	Daiwa House Industry Co., Ltd.	778
136	Daiwa Securities Group, Inc.	1,447
37	Denki Kagaku Kogyo KK	186
60	Denso Corp.	2,263
-(h)	Dentsu, Inc. (c)	775
55	Dowa Holdings Co., Ltd.	651
-(h)	eAccess Ltd.	51
-(h)	East Japan Railway Co.	2,833
37	Ebara Corp. (c)	178
7	EDION Corp.	81
32	Eisai Co., Ltd. (c)	1,338
16	Electric Power Development Co., Ltd. (c)	550
11	Elpida Memory, Inc. (a)	481
4	FamilyMart Co., Ltd. (c)	116
22	Fanuc Ltd.	2,376
5	Fast Retailing Co., Ltd.	274
56	Fuji Electric Holdings Co., Ltd.	231
5	FUJI SOFT, Inc.	102
-(h)	Fuji Television Network, Inc.	170
58	FUJIFILM Holdings Corp.	2,526
36	Fujikura Ltd. (c)	221
227	Fujitsu Ltd.	1,500
65	Fukuoka Financial Group, Inc. (a) (c)	416
63	Furukawa Electric Co., Ltd.	350
7	Glory Ltd. (c)	195
-(h)	Goodwill Group, Inc. (The) (a) (c)	29
44	Gunma Bank Ltd. (The) (c)	290
31	Gunze Ltd.	171
40	Hachijuni Bank Ltd. (The)	292
2	Hakuhodo DY Holdings, Inc.	129
16	Hankyu Department Stores (c)	159
121	Hankyu Hanshin Holdings, Inc. (c)	610
113	Haseko Corp. (a) (c)	299
3	Hikari Tsushin, Inc.	99
27	Hino Motors Ltd. (c)	190
3	Hirose Electric Co., Ltd.	392
51	Hiroshima Bank Ltd. (The) (c)	289
7	Hitachi Cable Ltd.	43

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

2	Hitachi Capital Corp.	22
10	Hitachi Chemical Co., Ltd.	209
13	Hitachi Construction Machinery Co., Ltd.	520
5	Hitachi High-Technologies Corp.	126
375	Hitachi Ltd.	2,699
21	Hokkaido Electric Power Co., Inc. (c)	426
117	Hokuhoku Financial Group, Inc. (c)	373
168	Honda Motor Co., Ltd.	6,115
7	House Foods Corp. (c)	97
51	Hoya Corp.	1,626
13	Ibiden Co., Ltd.	982
3	Idemitsu Kosan Co., Ltd.	297
128	Ihi Corp. (c)	489
-(h)	Index Holdings (c)	27
-(h)	Inpex Holdings, Inc.	837
18	Isetan Co., Ltd. (c)	290
-(h)	Ishihara Sangyo Kaisha Ltd. (a)	-(h)
7	Ito En Ltd. (c)	216
177	ITOCHU Corp.	2,222
2	Itochu Techno-Solutions Corp.	89
3	Jafco Co., Ltd.	124
86	Japan Airlines Corp. (a) (c)	167
4	Japan Petroleum Exploration Co. (c)	278
-(h)	Japan Prime Realty Investment Corp.	392
-(h)	Japan Real Estate Investment Corp.	330
-(h)	Japan Retail Fund Investment Corp. (c)	307
54	Japan Steel Works Ltd. (The)	860
1	Japan Tobacco, Inc.	2,714
62	JFE Holdings, Inc.	4,261
20	JGC Corp. (c)	409
109	Joyo Bank Ltd. (The)	634
30	JS Group Corp.	563
18	JSR Corp. (c)	442
23	JTEKT Corp.	395
-(h)	Jupiter Telecommunications Co., Ltd. (a)	252
87	Kajima Corp. (c)	355
31	Kamigumi Co., Ltd. (c)	272
27	Kaneka Corp.	219
89	Kansai Electric Power Co., Inc.	1,972
26	Kansai Paint Co., Ltd.	224
50	Kao Corp.	1,384
17	Katokichi Co., Ltd. (c)	87
126	Kawasaki Heavy Industries Ltd.	557
54	Kawasaki Kisen Kaisha Ltd.	740
-(h)	KDDI Corp.	1,964
46	Keihin Electric Express Railway Co., Ltd. (c)	281
56	Keio Corp. (c)	353
34	Keisei Electric Railway Co., Ltd. (c)	174
4	Keyence Corp.	903
13	Kikkoman Corp. (c)	174

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

11	Kinden Corp.	99
265	Kintetsu Corp. (c)	783
97	Kirin Holdings Co., Ltd.	1,375
-(h)	KK DaVinci Advisors (a) (c)	117
282	Kobe Steel Ltd.	1,093
12	Kokuyo Co., Ltd. (c)	128
103	Komatsu Ltd.	3,265
16	Komori Corp.	356
11	Konami Corp. (c)	260
52	Konica Minolta Holdings, Inc.	776
2	Kose Corp. (c)	47
121	Kubota Corp.	1,007
35	Kuraray Co., Ltd.	405
12	Kurita Water Industries Ltd.	365
19	Kyocera Corp.	1,882
31	Kyowa Hakko Kogyo Co., Ltd. (c)	309
40	Kyushu Electric Power Co., Inc.	941
8	Lawson, Inc. (c)	288
13	Leopalace21 Corp.	395
3	Mabuchi Motor Co., Ltd.	158
12	Makita Corp.	548
174	Marubeni Corp.	1,667
32	Marui Co., Ltd. (c)	366
11	Matsui Securities Co., Ltd. (c)	87
2	Matsumotokiyoshi Co., Ltd. (c)	42
214	Matsushita Electric Industrial Co., Ltd.	3,909
36	Matsushita Electric Works Ltd.	449
16	Mediceo Paltac Holdings Co., Ltd.	231
23	Meiji Dairies Corp. (c)	135
34	Meiji Seika Kaisha Ltd. (c)	150
5	Meitec Corp. (c)	140
56	Millea Holdings, Inc.	2,208
45	Minebea Co., Ltd.	243
152	Mitsubishi Chemical Holdings Corp.	1,382
150	Mitsubishi Corp.	4,416
212	Mitsubishi Electric Corp.	2,250
133	Mitsubishi Estate Co., Ltd.	3,392
39	Mitsubishi Gas Chemical Co., Inc.	337
371	Mitsubishi Heavy Industries Ltd.	2,609
13	Mitsubishi Logistics Corp.	187
123	Mitsubishi Materials Corp.	788
55	Mitsubishi Rayon Co., Ltd. (c)	410
1	Mitsubishi UFJ Financial Group, Inc.	9,797
6	Mitsubishi UFJ Lease & Finance Co., Ltd.	276
26	Mitsubishi UFJ Securities Co.	280
172	Mitsui & Co., Ltd.	4,043
59	Mitsui Chemicals, Inc.	458
122	Mitsui Engineering & Shipbuilding Co., Ltd. (c)	666
97	Mitsui Fudosan Co., Ltd.	2,525
71	Mitsui Mining & Smelting Co., Ltd.	339

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

135	Mitsui OSK Lines Ltd.	2,109
144	Mitsui Sumitomo Insurance Co., Ltd.	1,661
74	Mitsui Trust Holdings, Inc.	656
39	Mitsukoshi Ltd. (c)	187
10	Mitsumi Electric Co., Ltd.	398
1	Mizuho Financial Group, Inc.	7,635
25	Murata Manufacturing Co., Ltd.	1,831
23	Namco Bandai Holdings, Inc. (c)	362
262	NEC Corp. (c)	1,281
3	NEC Electronics Corp. (a) (c)	92
-(h)	NET One Systems Co., Ltd. (c)	58
31	NGK Insulators Ltd. (c)	937
18	NGK Spark Plug Co., Ltd. (c)	335
24	NHK Spring Co., Ltd. (c)	216
25	Nichirei Corp.	118
13	Nidec Corp. (c)	871
37	Nikko Cordial Corp.	496
28	Nikon Corp. (c)	887
11	Nintendo Co., Ltd.	5,418
-(h)	Nippon Building Fund, Inc. (c)	569
39	Nippon Electric Glass Co., Ltd. (c)	608
84	Nippon Express Co., Ltd.	454
16	Nippon Kayaku Co., Ltd.	139
33	Nippon Light Metal Co., Ltd. (c)	85
15	Nippon Meat Packers, Inc.	165
119	Nippon Mining Holdings, Inc.	1,200
163	Nippon Oil Corp.	1,449
-(h)	Nippon Paper Group, Inc.	341
55	Nippon Sheet Glass Co., Ltd.	288
13	Nippon Shokubai Co., Ltd.	113
675	Nippon Steel Corp. (c)	5,079
1	Nippon Telegraph & Telephone Corp.	2,344
135	Nippon Yusen KK (c)	1,362
77	Nishi-Nippon City Bank Ltd. (The) (c)	258
40	Nishimatsu Construction Co., Ltd. (c)	138
14	Nissan Chemical Industries Ltd.	174
265	Nissan Motor Co., Ltd.	2,863
28	Nisshin Seifun Group, Inc. (c)	257
80	Nisshin Steel Co., Ltd. (c)	351
16	Nisshinbo Industries, Inc. (c)	195
10	Nissin Food Products Co., Ltd. (c)	315
3	Nitori Co., Ltd.	167
22	Nitto Denko Corp. (c)	1,167
11	NOK Corp. (c)	226
196	Nomura Holdings, Inc.	3,722
8	Nomura Real Estate Holdings, Inc.	246
-(h)	Nomura Real Estate Office Fund, Inc.	184
14	Nomura Research Institute Ltd.	444
45	NSK Ltd.	434
38	NTN Corp. (c)	310

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

-(h)	NTT Data Corp. (c)	766
2	NTT DoCoMo, Inc.	2,640
-(h)	NTT Urban Development Corp. (c)	181
71	Obayashi Corp.	378
-(h)	Obic Co., Ltd.	82
97	Odakyu Electric Railway Co., Ltd. (c)	569
128	Oji Paper Co., Ltd. (c)	616
46	Oki Electric Industry Co., Ltd. (a) (c)	89
13	Okuma Corp.	211
8	Okumura Corp.	43
24	Olympus Corp.	966
23	Omron Corp.	620
21	Onward Kashiyama Co., Ltd. (c)	250
4	Oracle Corp. Japan (c)	198
6	Oriental Land Co., Ltd. (c)	326
11	Orix Corp.	2,542
210	Osaka Gas Co., Ltd.	724
8	OSG Corp.	108
1	Otsuka Corp. (c)	132
8	Park24 Co., Ltd. (c)	80
17	Pioneer Corp. (c)	231
8	Promise Co., Ltd. (c)	226
14	QP Corp. (c)	140
1	Rakuten, Inc. (c)	237
1	Resona Holdings, Inc. (c)	1,309
81	Ricoh Co., Ltd.	1,758
5	Rinnai Corp.	137
11	Rohm Co., Ltd.	913
-(h)	Round One Corp.	81
2	Ryohin Keikaku Co., Ltd.	126
1	Sanden Corp.	4
8	Sanken Electric Co., Ltd.	60
7	Sankyo Co., Ltd. (c)	288
9	Santen Pharmaceutical Co., Ltd.	210
25	Sanwa Shutter Corp.	148
175	Sanyo Electric Co., Ltd. (a) (c)	271
-(h)	Sapporo Hokuyo Holdings, Inc.	319
37	Sapporo Holdings Ltd. (c)	224
-(h)	SBI E*Trade Securities Co., Ltd. (c)	178
1	SBI Holdings, Inc.	267
21	Secom Co., Ltd.	942
18	Sega Sammy Holdings, Inc. (c)	262
13	Seiko Epson Corp. (c)	367
14	Seino Holdings Co., Ltd.	132
55	Sekisui Chemical Co., Ltd.	428
56	Sekisui House Ltd. (c)	699
85	Seven & I Holdings Co., Ltd.	2,395
1	SFCG Co., Ltd. (c)	91
123	Sharp Corp. (c)	2,121
7	Shimachu Co., Ltd. (c)	195

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

5	Shimamura Co., Ltd. (c)	442
9	Shimano, Inc.	291
69	Shimizu Corp. (c)	409
46	Shin-Etsu Chemical Co., Ltd.	3,368
6	Shinko Electric Industries (c)	140
59	Shinko Securities Co., Ltd. (c)	286
160	Shinsei Bank Ltd.	598
30	Shionogi & Co., Ltd. (c)	480
38	Shiseido Co., Ltd. (c)	802
62	Shizuoka Bank Ltd. (The) (c)	627
190	Showa Denko KK (c)	668
15	Showa Shell Sekiyu KK	187
8	SMC Corp.	1,033
90	Softbank Corp. (c)	1,890
142	Sojitz Corp.	711
108	Sompo Japan Insurance, Inc. (c)	1,255
112	Sony Corp.	5,968
14	Stanley Electric Co., Ltd. (c)	336
12	Sumco Corp.	626
23	Sumitomo Bakelite Co., Ltd.	164
194	Sumitomo Chemical Co., Ltd. (c)	1,445
119	Sumitomo Corp.	2,301
74	Sumitomo Electric Industries Ltd. (c)	1,215
82	Sumitomo Heavy Industries Ltd.	1,000
476	Sumitomo Metal Industries Ltd.	2,743
68	Sumitomo Metal Mining Co., Ltd.	1,652
1	Sumitomo Mitsui Financial Group, Inc.	6,669
65	Sumitomo Osaka Cement Co., Ltd.	166
47	Sumitomo Realty & Development Co., Ltd.	1,405
13	Sumitomo Rubber Industries, Inc. (c)	155
2	Sumitomo Titanium Corp. (c)	138
154	Sumitomo Trust & Banking Co., Ltd. (The)	1,304
20	Suruga Bank Ltd. (c)	246
9	Suzuken Co., Ltd.	283
24	T&D Holdings, Inc.	1,555
148	Taiheiyo Cement Corp. (c)	631
108	Taisei Corp. (c)	383
15	Taisho Pharmaceutical Co., Ltd. (c)	289
21	Taiyo Nippon Sanso Corp.	189
12	Taiyo Yuden Co., Ltd. (c)	259
25	Takara Holdings, Inc. (c)	154
51	Takashimaya Co., Ltd. (c)	575
95	Takeda Pharmaceutical Co., Ltd.	6,220
12	Takefuji Corp. (c)	378
-(h)	Takuma Co., Ltd.	2
24	Tanabe Seiyaku Co., Ltd.	281
16	TDK Corp.	1,359
86	Teijin Ltd.	466
17	Terumo Corp. (c)	721
14	THK Co., Ltd.	340

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

3	TIS, Inc.	70
89	Tobu Railway Co., Ltd. (c)	390
32	Toda Corp.	175
16	Toho Co., Ltd.	291
3	Toho Titanium Co., Ltd. (c)	93
44	Tohoku Electric Power Co., Inc.	972
6	Tokai Rika Co., Ltd.	152
25	Tokuyama Corp. (c)	363
3	Tokyo Broadcasting System, Inc.	92
145	Tokyo Electric Power Co., Inc. (The) (c)	3,863
20	Tokyo Electron Ltd.	1,465
289	Tokyo Gas Co., Ltd.	1,255
3	Tokyo Seimitsu Co., Ltd. (c)	105
11	Tokyo Steel Manufacturing Co., Ltd.	183
3	Tokyo Style Co., Ltd. (c)	41
32	Tokyo Tatemono Co., Ltd. (c)	386
114	Tokyu Corp. (c)	709
65	Tokyu Land Corp.	606
38	TonenGeneral Sekiyu KK (c)	371
57	Toppan Printing Co., Ltd. (c)	620
132	Toray Industries, Inc. (c)	1,054
353	Toshiba Corp. (c)	3,308
40	Tosoh Corp.	236
29	TOTO Ltd. (c)	249
15	Toyo Seikan Kaisha Ltd.	258
7	Toyo Suisan Kaisha Ltd.	116
48	Toyobo Co., Ltd.	130
7	Toyoda Gosei Co., Ltd. (c)	208
13	Toyota Boshoku Corp. (c)	329
19	Toyota Industries Corp.	874
308	Toyota Motor Corp.	18,731
24	Toyota Tsusho Corp. (c)	622
12	Trend Micro, Inc.	369
120	Ube Industries Ltd.	361
4	Unicharm Corp. (c)	203
5	Uniden Corp. (c)	40
13	UNY Co., Ltd.	137
17	Ushio, Inc. (c)	315
6	USS Co., Ltd. (c)	430
9	Wacoal Holdings Corp. (c)	112
-(h)	West Japan Railway Co.	810
1	Yahoo! Japan Corp.	455
13	Yakult Honsha Co., Ltd. (c)	309
10	Yamada Denki Co., Ltd. (c)	969
16	Yamaha Corp.	345
19	Yamaha Motor Co., Ltd.	523
38	Yamato Holdings Co., Ltd.	559
8	Yamazaki Baking Co., Ltd. (c)	61
17	Yaskawa Electric Corp.	206
22	Yokogawa Electric Corp. (c)	299

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

21	Zeon Corp.	222
333,132

Luxembourg — 0.1%
34	Acergy S.A. (c)	896
14	Arcelor	1,027
		1,923

Mexico — 0.5%
26	Alfa S.A.B. de C.V. Class A	177
796	America Movil S.A.B. de C.V.	2,377
414	Cemex S.A.B. de C.V., Unit (a)	1,335
19	Controlodora Comercial Mexicana S.A.B. de C.V., Unit	52
96	Fomento Economico Mexicano S.A.B. de C.V., Unit	354
95	Grupo Carso S.A. de C.V., Class A	379
84	Grupo Mexico S.A.B. de C.V., Class B	587
64	Grupo Modelo S.A.B. de C.V., Class C	346
121	Grupo Televisa S.A.	609
14	Industrias Penoles S.A. de C.V.	179
65	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	255
355	Telefonos de Mexico S.A.B. de C.V., Class A	614
412	Telefonos de Mexico S.A.B. de C.V., Class L	704
258	Wal-Mart de Mexico S.A.B. de C.V., Series V	939
		8,907

Netherlands — 4.5%
183	ABN AMRO Holdings N.V.	9,034
144	Aegon N.V.	2,610
24	Akzo Nobel N.V.	1,983
51	ASML Holding N.V. (a)	1,491
6	Corio N.V.	401
4	Corporate Express	60
35	European Aeronautic Defence and Space Co., N.V. (c)	1,055
8	Fugro N.V., CVA	560
6	Getronics N.V. (a) (c)	52
67	Hagemeyer N.V.	351
22	Heineken N.V.	1,388
216	ING Groep N.V. CVA (c)	9,101
33	James Hardie Industries N.V. (c)	209
150	Koninklijke Ahold N.V. (a)	1,893
13	Koninklijke DSM N.V. (c)	669
124	Koninklijke Philips Electronics N.V.	5,026
92	Mittal Steel Co. N.V.	5,644
-(h)	OCE N.V.	6
24	Qiagen N.V. (a) (c)	412
1	Randstad Holdings N.V.	55
89	Reed Elsevier N.V. (c)	1,628
185	Royal Dutch Shell plc, Class A	7,216
167	Royal Dutch Shell plc, Class B	6,616
191	Royal KPN N.V. (c)	2,961
17	Royal Numico N.V. (c)	1,212
22	SBM Offshore N.V. (c)	891
93	STMicroelectronics N.V.	1,591

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

50	TNT N.V. (c)	2,140
173	Unilever N.V. CVA	5,219
24	Vedior N.V. CVA	619
1	Wereldhave N.V.	146
33	Wolters Kluwer N.V.	975
		73,214

New Zealand — 0.5%
371	Auckland International Airport Ltd.	937
110	Contact Energy Ltd.	769
102	Fisher & Paykel Appliances Holdings Ltd. (c)	277
195	Fisher & Paykel Healthcare Corp. (c)	500
179	Fletcher Building Ltd. (c)	1,701
272	Kiwi Income Property Trust (c)	313
168	Sky City Entertainment Group Ltd. (c)	623
74	Sky Network Television Ltd.	310
757	Telecom Corp. of New Zealand Ltd. (c)	2,620
95	Vector Ltd.	190
		8,240

Norway — 1.4%
1	Aker ASA, Class A	41
18	Aker Kvaerner ASA	470
107	DnB NOR ASA	1,409
162	DET Norske Oljeselskap	302
16	Hafslund ASA, Class A	419
440	Marine Harvest (a) (c)	546
121	Norsk Hydro ASA	4,644
26	Norske Skogindustrier ASA	367
27	Ocean RIG ASA (a) (c)	192
157	Orkla ASA	2,944
29	Petroleum Geo-Services ASA (a)	697
34	ProSafe SE (c)	525
32	Renewable Energy Corp. A.S. (a) (c)	1,243
7	Schibsted ASA (c)	297
115	Statoil ASA (c)	3,411
46	Storebrand ASA (c)	696
22	Tandberg ASA	504
10	Teekay Petrojarl ASA (a) (c)	120
139	Telenor ASA (a)	2,538
19	TGS Nopec Geophysical Co. ASA (a) (c)	368
38	Tomra Systems ASA (c)	300
39	Yara International ASA	1,047
		23,080

Philippines — 0.5%
50	Ayala Corp.	583
2,473	Ayala Land, Inc.	911
854	Bank of the Philippine Islands	1,219
2,589	Filinvest Land, Inc. (a)	107
92	Manila Electric Co., Class B	201
-(h)	Metropolitan Bank & Trust	-(h)
1,740	Petron Corp.	228

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

32	Philippine Long Distance Telephone Co.	1,847
252	San Miguel Corp., Class B	402
8,691	SM Prime Holdings, Inc.	2,167
		7,665

Portugal — 1.0%
74	Banco BPI S.A. (c)	679
762	Banco Comercial Portugues S.A., Class R (c)	3,880
60	Banco Espirito Santo S.A., Class R	1,415
103	Brisa-Auto Estradas de Portugal S.A. (c)	1,400
81	Cimpor Cimentos de Portugal SGPS S.A. (c)	796
529	Energias de Portugal S.A. (c)	3,000
91	Jeronimo Martins SGPS S.A.	543
192	Portugal Telecom SGPS S.A.	2,681
22	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (c)	350
42	Sonae Industria SGPS S.A. (a) (c)	592
206	Sonae SGPS S.A. (c)	602
		15,938

Singapore — 0.6%
48	Allgreen Properties Ltd.	56
68	Ascendas REIT	120
65	CapitaCommercial Trust	113
102	CapitaLand Ltd.	494
69	CapitaMall Trust	169
68	Chartered Semiconductor Manufacturing Ltd. (a) (c)	50
33	City Developments Ltd. (c)	324
133	ComfortDelgro Co., Ltd.	179
53	Cosco Corp. Singapore Ltd.	176
-(h)	Creative Technology Ltd.	-(h)
76	DBS Group Holdings Ltd.	1,136
56	Fraser and Neave Ltd.	191
7	Haw Par Corp., Ltd.	39
9	Jardine Cycle & Carriage Ltd.	95
1	Jardine Cycle & Carriage Ltd.	11
-(h)	K-REIT Asia	1
74	Keppel Corp. Ltd.	646
24	Keppel Land Ltd. (c)	130
30	Neptune Orient Lines Ltd.	107
41	Olam International Ltd.	80
168	Oversea-Chinese Banking Corp.	996
41	Parkway Holdings Ltd. (c)	104
59	SembCorp Industries Ltd.	220
40	SembCorp Marine Ltd.	148
38	Singapore Airlines Ltd.	476
54	Singapore Exchange Ltd.	341
9	Singapore Land Ltd.	62
13	Singapore Petroleum Co., Ltd. (c)	55
97	Singapore Post Ltd.	79
101	Singapore Press Holdings Ltd.	298
90	Singapore Technologies Engineering Ltd.	217
533	Singapore Telecommunications Ltd.	1,211

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

46	SMRT Corp., Ltd.	54
55	STATS ChipPAC Ltd. (a)	60
68	Suntec Real Estate Investment Trust	84
82	United Overseas Bank Ltd.	1,196
35	UOL Group Ltd.	121
16	Venture Co., Ltd.	163
31	Want Want Holdings Ltd.	71
33	Wing Tai Holdings Ltd.	80
		10,153

South Africa — 0.6%
6	Anglo Platinum Ltd. (c)	848
6	AngloGold Ashanti Ltd.	259
13	Barloworld Ltd.	226
12	Bidvest Group Ltd.	243
153	FirstRand Ltd.	489
27	Gold Fields Ltd.	441
29	Impala Platinum Holdings Ltd.	855
15	Mittal Steel South Africa Ltd.	261
9	Mondi Ltd. (a)	75
67	MTN Group Ltd.	941
14	Naspers Ltd., Class N	355
14	Nedbank Group Ltd.	265
24	Pretoria Portland Cement Co., Ltd.	141
110	Sanlam Ltd.	350
14	Sappi Ltd.	223
37	Sasol Ltd.	1,401
64	Shoprite Holdings Ltd.	283
63	Standard Bank Group Ltd.	885
23	Telkom South Africa Ltd.	535
8	Tiger Brands Ltd.	200
		9,276

South Korea — 0.6%
2	Cheil Communications, Inc.	758
4	Daelim Industrial Co.	697
10	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	659
10	Daishin Securities Co., Ltd.	393
8	Hyundai Mobis	813
6	LG Chem Ltd.	588
8	LG Electronics, Inc.	698
3	POSCO	1,504
1	Samsung Electronics Co., Ltd.	924
6	Samsung Fire & Marine Insurance Co., Ltd.	1,221
1	Shinsegae Co., Ltd.	509
1	SK Telecom Co., Ltd.	262
		9,026

Spain — 5.6%
28	Abertis Infraestructuras S.A. (c)	814
6	Acciona S.A. (c)	1,541
34	Acerinox S.A. (c)	886
38	ACS Actividades de Construccion y Servicios S.A. (c)	2,263

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

44	Altadis S.A. (c)	2,842
5	Altadis S.A.	342
8	Antena 3 de Television S.A. (a) (c)	148
585	Banco Bilbao Vizcaya Argentaria S.A. (c)	14,324
128	Banco Popular Espanol S.A. (c)	2,285
1,037	Banco Santander Central Hispano S.A. (c)	19,745
36	Cintra Concesiones de Infraestructuras de Transporte S.A. (c)	547
17	Ebro Puleva S.A.	382
107	Endesa S.A. (c)	5,766
4	Fomento de Construcciones y Contratas S.A. (c)	332
26	Gamesa Corp. Tecnologica S.A.	1,043
24	Gas Natural SDG S.A.	1,361
22	Gestevision Telecinco S.A. (c)	591
10	Grupo Ferrovial S.A. (c)	893
142	Iberdrola S.A. (c)	7,876
51	Iberia Lineas Aereas de Espana	240
31	Inditex S.A. (c)	1,837
21	Indra Sistemas S.A. (c)	537
65	Mapfre S.A. (c)	302
23	NH Hoteles S.A. (a) (c)	479
4	Promotora de Informaciones S.A.	86
133	Repsol YPF S.A. (c)	5,012
16	Sacyr Vallehermoso S.A. (c)	706
2	Sociedad General de Aguas de Barcelona S.A., Class A (c)	88
5	Sogecable S.A. (a)	199
641	Telefonica S.A.	15,010
18	Telefonica S.A. ADR	1,253
20	Union Fenosa S.A. (c)	1,098
14	Zardoya Otis S.A. (c)	438
44	Zeltia S.A. (c)	492
		91,758

Sweden — 1.9%
11	Alfa Laval AB	703
20	Assa Abloy AB, Class B (c)	441
122	Atlas Copco AB, Class A (c)	2,101
20	Boliden AB	466
10	D. Carnegie & Co. AB (c)	199
23	Electrolux AB, Class B	570
1	Elekta AB, Class B (c)	17
13	Eniro AB	158
64	Getinge AB, Class B (c)	1,420
43	Hennes & Mauritz AB, Class B	2,468
12	Hoganas AB, Class B	334
4	Holmen AB, Class B (c)	166
7	Husqvarna AB, A Shares (c)	93
23	Husqvarna AB, Class B	314
28	Kungsleden AB (c)	361
2	Metro International S.A. SDR, Class A (a)	2
4	Metro International S.A. SDR, Class B (a)	4
3	Modern Times Group AB, Class B (c)	166

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

162	Nordea Bank AB	2,611
22	Nordea Bank AB	355
72	Sandvik AB (c)	1,449
-(h)	SAS AB, Class B (a)	10
43	Scania AB, Class B (c)	1,022
35	Securitas AB, Class B	536
35	Securitas Direct AB, Class B (a) (c)	95
35	Securitas Systems AB, Class B (c)	123
30	Skandinaviska Enskilda Banken AB, Class A	1,008
27	Skanska AB, Class B	573
29	SKF AB, Class B	611
6	Ssab Svenskt Stal AB, Class A (c)	203
10	Ssab Svenskt Stal AB, Class B (c)	356
59	Svenska Cellulosa AB, Class B	1,033
51	Svenska Handelsbanken AB, Class A	1,450
12	Swedish Match AB (c)	231
16	Tele2 AB, Class B (c)	270
1,187	Telefonaktiebolaget LM Ericsson, Class B	4,445
40	Telelogic AB (a)	119
191	TeliaSonera AB	1,446
8	Trelleborg AB, Class B	209
22	Volvo AB, Class A	416
97	Volvo AB, Class B	1,778
		30,332

Switzerland — 1.7%
53	ABB Ltd.	1,267
7	Adecco S.A. (c)	468
3	Clariant AG (a)	44
17	Compagnie Financiere Richemont AG, Class A, Unit	1,065
3	Converium Holding AG	45
37	Credit Suisse Group	2,428
-(h)	Givaudan S.A.	183
10	Holcim Ltd.	1,045
1	Kudelski S.A.	39
-(h)	Kuoni Reisen Holding	21
3	Logitech International S.A. (a)	87
2	Lonza Group AG	202
1	Micronas Semiconductor Holding (a)	9
12	Nestle S.A.	4,644
-(h)	Nobel Biocare Holding AG	83
69	Novartis AG	3,726
-(h)	OC Oerlikon Corp. AG (a) (c)	139
-(h)	Sonova Holding AG	11
22	Roche Holding AG	3,826
1	Roche Holding AG	175
-(h)	SGS S.A.	76
-(h)	Sulzer AG	57
1	Swatch Group AG	43
13	Swiss Reinsurance	1,084
1	Swisscom AG	344

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

3	Syngenta AG	658
59	UBS AG	3,287
31	Xstrata plc	1,953
4	Zurich Financial Services AG	1,309
		28,318

Taiwan — 0.6%
440	Asustek Computer, Inc.	1,250
192	Cathay Financial Holding Co., Ltd.	499
170	Chi Mei Optoelectronics Corp.	189
366	China Steel Corp.	478
2,301	Far Eastern Textile Co., Ltd.	2,622
150	HON HAI Precision Industry Co., Ltd.	1,230
500	Quanta Computer, Inc.	811
1,311	Taishin Financial Holdings Co., Ltd. (a)	700
928	Taiwan Mobile Co., Ltd.	1,099
586	Taiwan Semiconductor Manufacturing Co., Ltd.	1,152
460	United Microelectronics Corp.	256
		10,286

Thailand — 0.6%
200	Advance Agro pcl (a)	195
277	Advanced Information Service pcl, Class F	808
396	Bangkok Bank pcl, Class F	1,480
152	Electricity Generating pcl	562
751	Hana Microelectronics pcl, Class F	573
347	Kasikornbank pcl	875
750	Krung Thai Bank pcl, Class F	261
576	Nation Multimedia Group pcl (a)	154
315	PTT Exploration & Production pcl, Class F	1,192
110	PTT pcl	1,086
137	Siam Cement pcl	1,095
296	Siam Commercial Bank pcl, Class F	717
183	Thai Airways International pcl, Class F	260
		9,258

Turkey — 0.6%
224	Akbank TAS	1,498
44	Akcansa Cimento AS	328
120	Aksigorta AS	820
11	Anadolu Efes Biracilik Ve Malt Sanayii AS	442
38	Arcelik	319
39	Cimsa Cimento Sanayi VE Tica	299
111	Eregli Demir ve Celik Fabrikalari TAS	799
37	Ford Otomotiv Sanayi AS	362
24	Migros Turk TAS	399
33	Trakya Cam Sanayi AS	121
27	Tupras Turkiye Petrol Rafine	668
54	Turkcell Iletisim Hizmet AS	379
157	Turkiye Garanti Bankasi AS	1,067
232	Turkiye Is Bankasi, Class C	1,247
79	Vestel Elektronik Sanayi (a)	197
201	Yapi ve Kredi Bankasi (a)	596

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

9,541

United Kingdom — 9.7%
19	3i Group plc	408
34	Aegis Group plc	86
14	Aggreko plc	156
20	Amec plc	262
78	Anglo American plc	4,528
134	ARM Holdings plc	400
12	Arriva plc	191
93	AstraZeneca plc	4,820
128	Aviva plc	1,784
185	BAE Systems plc	1,567
24	Balfour Beatty plc	211
400	Barclays plc	5,621
13	Barratt Developments plc	246
25	BBA Aviation plc	126
6	Bellway plc	148
6	Berkeley Group Holdings plc, Unit (a)	188
237	BG Group plc	3,850
145	BHP Billiton plc	4,266
17	Biffa plc	83
7	Bovis Homes Group plc	104
1,086	BP plc	12,580
28	British Airways plc (a)	226
108	British American Tobacco plc	3,496
25	British Land Co. plc	629
60	British Sky Broadcasting Group plc	802
16	Brixton plc	121
561	BT Group plc	3,557
14	Bunzl plc	188
21	Burberry Group plc	271
132	Cable & Wireless plc	450
108	Cadbury Schweppes plc	1,334
27	Capita Group plc	394
8	Carnival plc	349
19	Carphone Warehouse Group plc (c)	133
13	Cattles plc	95
185	Centrica plc	1,342
8	Charter plc (a)	178
5	Close Brothers Group plc	88
56	Cobham plc	214
99	Compass Group plc	666
23	Cookson Group plc	317
6	CSR plc (a)	91
14	Daily Mail & General Trust, Class A	203
11	Davis Service Group plc	126
9	De La Rue plc	142
144	Diageo plc	2,935
95	DSG International plc	299
28	Electrocomponents plc	143

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

12	Emap plc	196
43	EMI Group plc	222
27	Enterprise Inns plc	375
25	First Choice Holidays plc	155
22	Firstgroup plc	276
16	FKI plc	35
91	Friends Provident plc	341
64	G4S plc	277
44	Galiform plc (a)	115
34	GKN plc	267
332	GlaxoSmithKline plc	8,408
6	Great Portland Estates plc	80
14	Hammerson plc	336
35	Hanson plc	766
65	Hays plc	211
236	HBOS plc	4,595
41	Home Retail Group	342
652	HSBC Holdings plc	12,090
19	ICAP plc	185
18	IMI plc	213
74	Imperial Chemical Industries plc	937
34	Imperial Tobacco Group plc	1,503
19	Inchcape plc	180
14	Intercontinental Hotels Group plc	328
15	International Personal Finance plc (a)	67
73	International Power plc	609
9	Intertek Group plc	177
36	Invensys plc (a)	269
56	Invesco plc	700
16	Investec plc	194
191	ITV plc	393
73	J Sainsbury plc	840
10	Johnson Matthey plc	348
14	Kelda Group plc, Class B	234
18	Kelda Group plc, Class B (a)	74
32	Kesa Electricals plc	207
114	Kingfisher plc	489
33	Ladbrokes plc	271
23	Land Securities Group plc	775
327	Legal & General Group plc	922
12	Liberty International plc	256
368	Lloyds TSB Group plc	4,138
70	LogicaCMG plc	217
4	LogicaCMG plc	11
8	London Stock Exchange Group plc	223
91	Man Group plc	1,037
88	Marks & Spencer Group plc	1,116
27	Meggitt plc	165
14	Michael Page International plc	156
28	Misys plc	136

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

22	Mondi plc (a)	194
9	National Express Group plc	200
200	National Grid plc	2,837
12	Next plc	441
261	Old Mutual plc	856
42	Pearson plc	674
14	Persimmon plc	317
17	Premier Farnell plc	65
7	Provident Financial plc	135
185	Prudential plc	2,546
13	Punch Taverns plc	308
77	Rank Group plc	265
30	Reckitt Benckiser plc	1,608
138	Reed Elsevier plc	1,701
94	Rentokil Initial plc	294
33	Resolution plc	441
64	Reuters Group plc	806
29	Rexam plc	292
62	Rio Tinto plc	4,496
108	Rolls-Royce Group plc (a)	1,107
149	Royal & Sun Alliance Insurance Group plc	399
475	Royal Bank of Scotland Group plc	5,652
45	SABMiller plc	1,148
65	Sage Group plc	304
6	Schroders plc	147
52	Scottish & Newcastle plc	627
43	Scottish & Southern Energy plc	1,252
25	Segro plc	275
26	Serco Group plc	228
11	Severn Trent plc	288
99	Signet Group plc	196
50	Smith & Nephew plc	592
18	Smiths Group plc	384
27	Smiths Group plc, Class B (a)	189
7	SSL International plc	63
34	Stagecoach Group plc	44
22	Stagecoach Group plc	93
103	Standard Life plc	639
2	Stolt-Nielsen S.A.	58
27	Tate & Lyle plc	306
58	Taylor Wimpey plc	382
397	Tesco plc	3,257
42	Tomkins plc	199
6	Travis Perkins plc	225
15	Trinity Mirror plc	149
10	Tullett Prebon plc	79
92	Unilever plc	2,882
11	United Business Media plc	171
56	United Utilities plc	755
2,991	Vodafone Group plc	8,991

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

11	Whitbread plc	361
16	William Hill plc	192
34	Wolseley plc	743
61	WPP Group plc	870
36	Yell Group plc	337
		158,931

United States — 0.0% (g)
2	NYSE Euronext	150
9	NYSE Euronext	667
		817
	Total Common Stocks
	(Cost $897,261)	1,595,111

iSHARES — 0.1%

Germany — 0.0% (g)	5	iShares MSCI Germany Index Fund	165
	17	iShares MSCI Germany Index Fund	552
			717

United States — 0.1%
13	iShares MSCI Pacific ex-Japan Index Fund	1,887
	Total iShares
	(Cost $2,392)	2,604

Preferred Stocks — 1.0%

Brazil — 0.5%
34	Aracruz Celulose S.A.	218
32	Banco Bradesco S.A.	842
26	Banco Itau Holding Financeira S.A.	1,185
7	Brasil Telecom Participacoes S.A.	96
788	Cia de Bebidas das Americas	546
9	Cia Energetica de Minas Gerais S.A.	179
46	Cia Vale do Rio Doce, Class A	1,936
4	Gol Linhas Aereas Inteligentes S.A.	109
48	Petroleo Brasileiro S.A.	1,360
20	Tele Norte Leste Participacoe S.A.	425
42	Unibanco - Uniao de Bancos Brasileiros S.A.	489
45	Unibanco - Uniao de Bancos Brasileiros S.A., Unit	244
17	Vivo Participacoes S.A.	78
13	Votorantim Celulose e Papel S.A.	309
		8,016

Germany — 0.5%
29	Henkel KGaA (c)	1,579
2	Porsche AG	2,941
16	ProSiebenSat.1 Media AG	576
7	RWE AG	645
23	Volkswagen AG	2,517
		8,258

Italy — 0.0% (g)
210	Unipol S.p.A.	667

Singapore — 0.0% (g)
-(h)	Oversea-Chinese Banking Corp., Class G (a)	-(h)

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Total Preferred Stocks
(Cost $6,003)	16,941

	Total Long-Term Investments	1,614,656
(Cost $905,656)
No. of Rights

Rights — 0.0% (g)

Sweden — 0.0%(g)
6	Ssab Svenskt Stal AB, expiring 8/20/07	19
10	Ssab Svenskt Stal AB, expiring 8/20/07	31

Total Rights
	(Cost $-)	50
Shares

Short-Term Investments — 0.7%

Investment Company — 0.6%
9,312	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
9,312

Principal Amount ($)

U.S. Treasury Obligation — 0.1%
1,350	U.S. Treasury Bill 0.00%, 01/17/08 (k) (n)	1,320
	Total Short-Term Investments
	(Cost $10,632)	10,632

Investments of Cash Collateral for Securities on Loan — 23.1%

Certificates of Deposit — 3.2%

4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
6,998	Calyon, New York, FRN, 5.40%, 03/15/10	6,998
8,399	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	8,399
8,300	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	8,300
14,000	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	14,000
10,000	Skandi, New York, FRN, 5.33%, 08/27/07	10,000
		52,696

Commercial Paper — 1.3%
20,708	Kommunalkredit International Bank, 5.35%, 08/28/07	20,708

Repurchase Agreements — 16.9%
71,210	Banc of America Securities LLC, 5.39%, dated 07/31/07, due 08/01/07,
	repurchase price $71,221, collateralized by U.S. Government Agency Mortgages	71,210
68,500	Barclays Capital, New York, 5.29%, dated 07/31/07, due 08/01/07,
	repurchase price $68,510, collateralized by U.S. Government Agency Mortgages	68,500
68,500	Bear Stearns Cos., Inc., 5.38%, dated 07/31/07, due 08/01/07,
	repurchase price $68,510, collateralized by U.S. Government Agency Mortgages	68,500
68,500	Credit Suisse First Boston LLC, 5.39%, dated, 07/31/07, due 08/01/07,
	repurchase price $68,510, collateralized by U.S. Government Agency Mortgages	68,500
		276,710

Time Deposits — 1.7%
15,000	Ulster Bank Ireland Limited, Dublin, FRN, 5.34%, 10/18/07	15,000
12,000	Lehman Brothers Bankhaus, AG, 5.34%, 12/11/07	12,000

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

27,000
Total Investments of Cash Collateral for Securties on Loan
(Cost $377,114)	377,114

Total Investments — 122.4%
(Cost $1,293,402)	2,002,452

Liabilities in Excess of Other Assets — (22.4)%	(366,403)

Net Assets — 100.0%	$1,636,049

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2007
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments
(excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	17.0
Oil, Gas & Consumable Fuels	7.0
Insurance	5.0
Diversified Telecommunication	4.7
Metals & Mining	4.5
Electric Utilities	4.3
Automobiles	4.1
Pharmaceuticals	3.7
Chemicals	3.6
Machinery	2.3
Industrial Conglomerates	2.2
Capital Markets	2.1
Media	1.8
Wireless Telecommunication Services	1.8
Diversified Financial Services	1.8
Food Products	1.7
Food & Staples Retailing	1.6
Household Durables	1.6
Real Estate Management & Development	1.6
Multi-Utilities	1.5
Beverages	1.3
Construction & Engineering	1.2
Construction Materials	1.2
Electrical Equipment	1.1
Electronic Equipment & Instruments	1.1
Trading Companies & Distributors	1.1
Communications Equipment	1.1
Software	1.0
Real Estate Investment Trusts	1.0
Other (less than 1.0%)	16.0

Futures Contracts
(Amounts in thousands, except number of contracts)

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of July 31, 2007 (Unaudited)
(Amounts in thousands)

Number of Contracts	Description	Expiration Date	National Value at 07/31/07	Unrealized Appreciation
99	Dow Jones EURO STOXX 50	September, 2007	$4,285	$377

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$732,212
Aggregate gross unrealized depreciation	(23,162)
Net unrealized appreciation/depreciation	$709,050

Federal income tax cost of investments	$1,293,402

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
CVA	Dutch Certification
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2007.
GDR	Global Depositary Receipt
RNC	Risparnio Non-Convertible Savings Shares
SDR	Special Drawing Rights
VVPR Strip	Security which, when held with a corresponding ordinary share, entitles the owner to a reduced withholding tax rate of 15%, rather than 25%, on the dividend paid by the company.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

September 21, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

September 21, 2007